Provisions - Provisions for pensions and similar obligations - Plans (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2006	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits
Personnel expenses - Defined Contribution Plan		$ 330	$ 300	$ 272
Provisions		6,730	7,202	6,580	$ 5,988
Defined benefit plans
Employee Benefits
Plan assets		$ 2,901	$ 3,426
Percentage of employees enrolled under defined pension plan		1.00%	1.30%
Provisions		$ 3,830	$ 3,951
Defined medical benefit plan
Employee Benefits
Percentage of payment of medical expenses		100.00%
Minimum period worked employees eligible for option of plan	6 months
Provision for pensions and other employment defined benefit obligations
Employee Benefits
Provisions		$ 3,860	3,972	4,004	$ 2,863
Defined benefit plans
Employee Benefits
Provisions		$ 3,830	3,951
Defined contribution plan
Employee Benefits
Retirement age of employees		65 years
Personnel expenses - Defined Contribution Plan		$ 330	$ 300	$ 272
Percentage of employees enrolled under defined contribution plan included in medical coverage plan		81.00%	83.30%
Provisions		$ 30	$ 21